UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS - Cross Currency Interest Rate Swaps (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2016	Jul. 03, 2014
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	CAD 61,466	CAD 10,641
Principal issued and outstanding of debenture	650,000	650,000
2021 Cross Currency Interest Rate Swap
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	19,429	443
Interest rate on CAD				3.788%
Effective fixed interest rate on EUR				2.68%
2021 Cross Currency Interest Rate Swap | July 5 2021
Cross currency interest rate swaps
Principal issued and outstanding of debenture				CAD 250,000
2023 Cross Currency Interest Rate Swap
Cross currency interest rate swaps
Cross Currency Interest Rate Swap - fair value	CAD 42,037	CAD 10,198
Interest rate on CAD			3.873%
Effective fixed interest rate on EUR			2.43%
2023 Cross Currency Interest Rate Swap | November 30, 2023
Cross currency interest rate swaps
Principal issued and outstanding of debenture			CAD 400,000